Effects of changes in currency exchange rate (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Effects of changes in foreign exchange rate [Abstract]
Disclosure of components of current assets in foreign exchange [Text Block]
Current assets are denominated in the following currencies:

CURRENT ASSETS	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Current assets
Cash and cash equivalents	319,014,050	170,044,602
CLP	260,844,976	137,686,421
USD	19,026,630	5,178,619
Euros	954,640	182,966
ARS	33,207,046	17,983,303
UYU	548,975	718,348
PYG	2,495,748	7,758,211
BOB	1,259,765	-
Others currencies	676,270	536,734
Other financial assets	22,745,469	10,724,196
CLP	1,284,308	1,669,678
USD	20,990,836	8,992,300
Euros	438,369	44,126
Others currencies	31,956	18,092
Other non-financial assets	18,861,414	15,834,225
CLP	14,998,511	11,758,075
UF	282,494	275,568
USD	860,506	791,191
Euros	5,078	173,165
ARS	2,061,473	2,593,125
UYU	72,792	37,956
PYG	434,399	205,145
BOB	146,161	-
Trade and other current receivables	320,702,339	286,213,598
CLP	191,891,137	183,758,319
UF	1,394,916	138,261
USD	34,113,849	27,810,990
Euros	10,152,559	9,326,882
ARS	65,748,507	54,194,474
UYU	5,128,068	4,372,909
PYG	8,588,066	5,495,532
BOB	1,340,388	-
Others currencies	2,344,849	1,116,231
Accounts receivable from related parties	3,048,841	5,810,764
CLP	2,959,696	5,652,643
UF	79,231	109,120
USD	9,480	40,039
PYG	434	8,962
Inventories	228,062,237	201,987,891
CLP	181,084,437	166,761,797
USD	198,068	374,473
Euros	-	17,363
ARS	34,392,396	27,356,020
UYU	2,403,427	1,966,752
PYG	7,669,975	5,511,486
BOB	2,313,934	-
Biological assets	8,489,873	8,157,688
CLP	7,914,384	7,666,639
ARS	575,489	491,049
Current tax assets	17,302,429	28,027,878
CLP	13,262,197	21,407,803
ARS	3,922,627	6,620,075
UYU	117,605	-
Non-current assets of disposal groups classified as held for sale	2,780,607	2,305,711
CLP	1,884,958	2,046,178
ARS	895,649	259,533
Total current assets	941,007,259	729,106,553

CLP	676,124,604	538,407,553
UF	1,756,641	522,949
USD	75,199,369	43,187,612
Euros	11,550,646	9,744,502
ARS	140,803,187	109,497,579
UYU	8,270,867	7,095,965
PYG	19,188,622	18,979,336
BOB	5,060,248	-
Others currencies	3,053,075	1,671,057
Total current assets by currencies	941,007,259	729,106,553

Disclosure of components of non-current assets in foreign exchange [Text Block]
Non-Current assets are denominated in the following currencies:

NON-CURRENT ASSETS	As of December 31, 2018	As of December 31, 2017
	ThCh $	ThCh $
Non-current assets
Other financial assets	3,325,079	1,918,191
UF	3,325,079	1,918,191
Trade and other non-current receivables	3,363,123	3,974,395
CLP	88,306	190,015
UF	1,283,676	2,452,475
ARS	1,804,963	1,331,905
PYG	186,178	-
Other non-financial assets	5,007,150	4,644,827
CLP	4,278,605	3,493,654
USD	173,693	664,290
ARS	540,495	472,141
PYG	14,357	14,742
Accounts receivable from related parties	190,865	258,471
UF	190,865	258,471
Investments accounted for using the equity method	142,017,781	99,270,280
CLP	19,407,798	26,782,445
USD	122,031,829	72,128,873
ARS	578,154	358,962
Intangible assets other than goodwill	118,964,142	77,032,480
CLP	67,739,510	65,914,305
ARS	37,960,927	4,385,112
UYU	2,912,675	2,975,596
PYG	3,848,057	3,757,467
BOB	6,502,973	-
Goodwill	123,044,901	94,617,474
CLP	75,577,909	76,119,432
USD	22,298,304	12,853,153
ARS	24,889,792	5,381,779
PYG	278,896	263,110
Property, plant and equipment (net)	1,021,266,631	917,913,428
CLP	830,151,351	808,313,408
USD	-	1,681
Euros	-	94,776
ARS	142,669,147	78,183,157
UYU	14,890,634	14,739,411
PYG	18,030,887	16,580,995
BOB	15,524,612	-
Investment property	8,715,956	5,825,359
CLP	4,332,690	4,862,410
ARS	4,383,266	962,949
Deferred tax assets	37,691,088	40,351,329
CLP	32,989,545	36,530,783
ARS	2,955,530	3,601,765
UYU	223,831	180,761
PYG	47,456	38,020
BOB	1,474,726	-
Current tax assets non current	1,270,941	1,316,300
CLP	1,172,749	1,173,281
ARS	98,192	143,019
Total non-current assets	1,464,857,657	1,247,122,534

CLP	1,035,738,463	1,023,379,733
UF	4,799,620	4,629,137
USD	144,503,826	85,647,997
Euros	-	94,776
ARS	215,880,466	94,820,789
UYU	18,027,140	17,895,768
PYG	22,405,831	20,654,334
BOB	23,502,311	-
Total non-current assets by currencies	1,464,857,657	1,247,122,534

Disclosure of components of current liabilities in foreign exchange [Text Block]
Current liabilities are denominated in the following currencies:

	As of December 31, 2018		As of December 31, 2017
CURRENT LIABILITIES	Until 90 days	More the 91 days until 1 year	Until 90 days	More the 91 days until 1 year
	ThCh $	ThCh $	ThCh $	ThCh $
Current liabilities
Other financial liabilities	11,197,060	51,569,886	16,761,881	36,829,777
CLP	1,579,060	19,510,742	1,621,976	17,844,529
UF	1,695,546	13,302,035	823,223	2,798,184
USD	4,509,884	16,667,379	10,096,603	10,571,414
Euros	1,153,302	-	694,056	355,650
ARS	2,098,712	1,762,947	3,122,166	4,971,531
UI	110,633	326,783	403,857	288,469
BOB	38,735	-	-	-
Others currencies	11,188	-	-	-
Trade and other current payables	297,834,912	5,545,256	280,932,266	749,287
CLP	177,575,915	1,796,915	169,971,096	-
UF	-	-	5,847	-
USD	43,335,127	2,746,757	34,814,603	498,752
Euros	4,921,252	974,462	6,030,900	250,535
ARS	63,786,646	612	65,677,731	-
UYU	2,202,163	-	1,978,456	-
PYG	2,367,325	26,444	2,179,652	-
BOB	3,302,514	-	-	-
Others currencies	343,970	66	273,981	-
Accounts payable to related parties	6,651,051	285,859	10,069,043	-
CLP	4,042,438	-	4,616,727	-
USD	903,988	285,859	3,980,612	-
Euros	1,619,082	-	1,416,055	-
PYG	11,267	-	9,077	-
BOB	11,879	-	-	-
Others currencies	62,397	-	46,572	-
Other current provisions	271,812	133,257	297,500	52,275
CLP	5,380	133,257	-	52,275
ARS	266,432	-	297,500	-
Current tax liabilities	56,895,995	18,989,454	18,162,016	4,364,618
CLP	3,932,875	18,989,454	5,663,732	4,364,618
ARS	52,201,867	-	12,383,112	-
UYU	249,988	-	115,172	-
PYG	511,265	-	-	-
Provisions for employee benefits	16,181,182	15,612,981	25,751,992	480,501
CLP	5,530,208	15,612,981	17,619,085	480,501
ARS	9,839,822	-	7,521,224	-
UYU	383,167	-	335,454	-
PYG	271,167	-	276,229	-
BOB	156,818	-	-	-
Other non-financial liabilities	2,479,960	162,075,580	25,891,422	48,406,877
CLP	-	162,075,580	25,865,201	48,406,877
USD	2,467,789	-	-	-
ARS	12,171	-	26,221	-
Total current liabilities	391,511,972	254,212,273	377,866,120	90,883,335

CLP	192,665,876	218,118,929	225,357,817	71,148,800
UF	1,695,546	13,302,035	829,070	2,798,184
USD	51,216,788	19,699,995	48,891,818	11,070,166
Euros	7,693,636	974,462	8,141,011	606,185
ARS	128,205,650	1,763,559	89,027,954	4,971,531
UYU	2,835,318	-	2,429,082	-
PYG	3,161,024	26,444	2,464,958	-
UI	110,633	326,783	403,857	288,469
BOB	3,509,946	-	-	-
Others currencies	417,555	66	320,553	-
Total current liabilities by currency	391,511,972	254,212,273	377,866,120	90,883,335

Disclosure of components of non-current liabilities in foreign exchange [Text Block]
Non-Current liabilities are denominated in the following currencies:

	As of December 31, 2018			As of December 31, 2017
NON-CURRENT LIABILITIES	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years	More than 1 year until 3 years	More than 3 year until 5 years	Over 5 years
	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $	ThCh $
Non-current liabilities
Other financial liabilities	24,970,597	68,367,746	134,846,954	30,868,247	70,976,079	59,157,406
CLP	3,412,966	55,837,517	43,764	5,332,817	55,750,482	-
UF	10,724,171	10,786,277	131,315,290	22,924,023	15,225,597	59,157,406
USD	8,059,332	-	-	-	-	-
Euros	157,028	-	-	-	-	-
ARS	1,727	-	-	2,611,407	-	-
UI	871,421	-	-	-	-	-
BOB	1,743,952	1,743,952	3,487,900	-	-	-
Trade and other non-current payables	5,142	-	7,271	541,783	-	-
CLP	-	-	7,271	404,081	-	-
UF	-	-	-	7,068	-	-
USD	-	-	-	130,634	-	-
BOB	5,142	-	-	-	-	-
Other non- current provisions	239,300	281,654	6,904,805	735,410	-	504,979
CLP	19,056	-	6,731,027	57,252	-	-
ARS	81,026	281,654	173,778	544,254	-	504,979
UYU	139,218	-	-	133,904	-	-
Deferred tax liabilities	23,241,269	14,084,656	71,174,246	27,074,149	9,333,081	57,942,881
CLP	20,302,096	12,761,025	56,936,976	26,303,193	8,892,998	53,811,477
ARS	2,839,763	1,315,431	10,490,282	735,208	431,503	2,703,872
UYU	46,754	-	897,718	-	-	989,517
PYG	52,656	8,200	422,346	35,748	8,580	438,015
BOB	-	-	2,426,924	-	-	-
Provisions employee benefits	1,258,674	-	25,642,414	301,903	-	23,215,106
CLP	-	-	22,959,627	-	-	20,052,918
ARS	-	-	2,682,787	-	-	3,162,188
PYG	391,302	-	-	301,903	-	-
BOB	867,372	-	-	-	-	-
Total non-current liabilities	49,714,982	82,734,056	238,575,690	59,521,492	80,309,160	140,820,372

CLP	23,734,118	68,598,542	86,678,665	32,097,343	64,643,480	73,864,395
UF	10,724,171	10,786,277	131,315,290	22,931,091	15,225,597	59,157,406
USD	8,059,332	-	-	130,634	-	-
Euros	157,028	-	-	-	-	-
ARS	2,922,516	1,597,085	13,346,847	3,890,869	431,503	6,371,039
UYU	185,972	-	897,718	133,904	-	989,517
PYG	443,958	8,200	422,346	337,651	8,580	438,015
UI	871,421	-	-	-	-	-
BOB	2,616,466	1,743,952	5,914,824	-	-	-
Total non-current liabilities by currency	49,714,982	82,734,056	238,575,690	59,521,492	80,309,160	140,820,372